ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2018
Accounting Policies
Accumulated deficit		$ 151,971,569	$ 143,024,972		$ 109,000,000
Net loss		8,949,657	4,706,292	$ 16,825,461
Net cash used in operating activities		5,935,900	$ 1,810,931	$ 9,490,537
Proceeds from sales of intangible assets, classified as investing activities	$ 20,000,000.0	$ 22,000,000.0